Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Disclosure of detailed information about replacement costs explanatory

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2019	2018	2019	2018
Upstream	2,469	3,514	5,353	6,688
Downstream	1,288	840	3,053	2,553
Rosneft	525	766	1,011	1,013
Other businesses and corporate	(381)	(1,025)	(927)	(1,596)
	3,901	4,095	8,490	8,658
Consolidation adjustment – UPII*	34	151	21	(9)
RC profit (loss) before interest and tax*	3,935	4,246	8,511	8,649
Inventory holding gains (losses)*
Upstream	(10)	4	(8)	5
Downstream	93	1,196	1,139	1,265
Rosneft (net of tax)	(2)	110	38	132
Profit (loss) before interest and tax	4,016	5,556	9,680	10,051
Finance costs	853	535	1,720	1,088
Net finance expense relating to pensions and other post-retirement benefits	15	31	30	62
Profit (loss) before taxation	3,148	4,990	7,930	8,901

RC profit (loss) before interest and tax*
US	498	(20)	1,269	339
Non-US	3,437	4,266	7,242	8,310
	3,935	4,246	8,511	8,649